Cover	Dec. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2023
Entity File Number	001-39804
Entity Registrant Name	Texas Pacific Land Corporation
Entity Central Index Key	0001811074
Entity Tax Identification Number	75-0279735
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1700 Pacific Avenue
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	969-5530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (par value $.01 per share)
Trading Symbol	TPL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable